Lease Liabilities - Schedule of Other Information Related to Leases (Details)	Dec. 31, 2024
Weighted-average remaining lease term
Weighted-average remaining lease term, Operating leases	2 months 15 days
Weighted-average discount rate
Weighted-average discount rate, Operating leases	2.85%